Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenue:
Total net revenue	$ 4,737,251	$ 4,112,898	$ 3,484,619
Cost of revenue:
Total cost of revenue	2,662,827	2,307,253	1,962,004
Gross profit (loss):
Total gross profit	2,074,424	1,805,645	1,522,615
Operating expenses:
Research and development	729,477	720,145	878,474
Sales and marketing	964,355	932,712	1,033,359
General and administrative	386,216	370,955	403,159
Total operating expenses	2,080,048	2,023,812	2,314,992
Loss from operations	(5,624)	(218,167)	(792,377)
Other income, net:
Interest expense	(1,906)	(411)	(730)
Other income, net	101,428	98,620	93,677
Total other income, net	99,522	98,209	92,947
Income (loss) before income taxes	93,898	(119,958)	(699,430)
Income tax expense	5,537	9,428	10,131
Net income (loss)	$ 88,361	$ (129,386)	$ (709,561)
Net income (loss) per share—basic (in dollars per share)	$ 0.60	$ (0.89)	$ (5.01)
Net income (loss) per share—diluted (in dollars per share)	$ 0.59	$ (0.89)	$ (5.01)
Weighted-average common shares outstanding —basic (in shares)	147,154	144,630	141,572
Weighted-average common shares outstanding - diluted (in shares)	150,912	144,630	141,572
Platform Segment [Member] | Services
Net revenue:
Total net revenue	$ 4,144,886	$ 3,522,776	$ 2,994,105
Cost of revenue:
Total cost of revenue	1,988,442	1,636,816	1,427,546
Gross profit (loss):
Total gross profit	2,156,444	1,885,960	1,566,559
Devices | Produced content
Net revenue:
Total net revenue	592,365	590,122	490,514
Cost of revenue:
Total cost of revenue	674,385	670,437	534,458
Gross profit (loss):
Total gross profit	(82,020)	(80,315)	(43,944)
Advertising Segment | Advertising
Net revenue:
Total net revenue	2,327,796	2,065,255	1,792,991
Cost of revenue:
Total cost of revenue	982,003	868,675	809,785
Gross profit (loss):
Total gross profit	1,345,793	1,196,580	983,206
Subscriptions Segment | Subscriptions
Net revenue:
Total net revenue	1,817,090	1,457,521	1,201,114
Cost of revenue:
Total cost of revenue	1,006,439	768,141	617,761
Gross profit (loss):
Total gross profit	$ 810,651	$ 689,380	$ 583,353